COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments

June 30, 2022 (unaudited)

	Maturity	Coupon	Principal	Value
Colorado Municipal Bonds 59.0%
Colorado 100.0%
ABERDEEN METROPOLITAN DISTRICT #1	12/1/2035	7.50%	$1,600,000	$476,000
ANTHOLOGY WEST METROPOLITAN DISTRICT NO. 4 (g)	12/15/2041	6.25%	1,100,000	1,000,296
ANTHOLOGY WEST METROPOLITAN DISTRICT #5, SER A	12/1/2049	4.88%	4,630,000	4,026,480
ANTHOLOGY WEST METROPOLITAN DISTRICT #5, SER B SUBS (g)	12/15/2049	7.63%	698,000	624,480
ASPEN STREET METROPOLITAN DISTRICT (g)	12/1/2050	5.13%	1,075,000	898,410
BANNING LEWIS RANCH REGIONAL METROPOLITAN DISTRICT	12/1/2048	5.38%	2,500,000	2,435,800
BANNING LEWIS RANCH REGIONAL METROPOLITAN DISTRICT, SERIES 2018B (g)	12/15/2041	7.75%	625,000	589,194
BASE VILLAGE METROPOLITAN DISTRICT NO. 2 (g)	12/15/2048	6.50%	3,500,000	2,459,765
BELFORD NORTH METROPOLITAN DISTRICT, SER 2020 A SENIORS	12/1/2050	5.50%	4,000,000	3,479,720
BELFORD NORTH METROPOLITAN DISTRICT, SER 2020 B SUBORDINATES (g)	12/15/2050	8.50%	3,475,000	3,135,805
BENNETT CROSSING METROPOLITAN DISTRICT NO. 1	12/1/2049	6.13%	6,160,000	5,922,778
BENNETT RANCH METROPOLITAN DISTRICT NO. 1 SER A	12/1/2051	5.00%	2,000,000	1,740,740
BENNETT RANCH METROPOLITAN DISTRICT NO. 1, SUBs (g)	12/15/2051	7.50%	1,221,000	1,069,535
BENT GRASS METROPOLITAN DISTRICT	12/1/2049	5.25%	1,690,000	1,589,530
BRADBURN METROPOLITAN DISTRICT NO. 2 JUNIOR LIEN SER C (g)	12/15/2051	7.50%	3,271,000	2,865,232
BRAMMING FARM METROPOLITAN DISTRICT #1 (d)	12/1/2044	6.00%	1,940,000	1,819,720
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 - SENIOR 2017A	12/1/2037	5.00%	525,000	518,868
BRIGHTON CROSSING METROPOLITAN DISTRICT NO. 4, SER 2017A	12/1/2047	5.00%	2,965,000	2,830,300
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 - SUBORDINATE 2017B (g)	12/1/2047	7.00%	670,000	604,260
BRIGHTON CROSSING METROPOLITAN DISTRICT NO. 6	12/1/2040	5.00%	1,545,000	1,471,860
BROOMFIELD VLG METROPOLITAN DISTRICT NO. 2	12/1/2049	5.00%	1,480,000	1,318,384
CASTLEVIEW METROPOLITAN DISTRICT NO. 2	12/1/2050	5.00%	3,435,000	3,016,067
CHERRY CREEK SOUTH METROPOLITAN DISTRICT NO. 5 (g)	12/1/2051	6.00%	20,500,000	17,428,075
CHERRY HILLS CITY METROPOLITAN DISTRICT (g)	12/1/2047	5.00%	1,380,000	1,227,413
CIELO METROPOLITAN DISTRICT (g)	12/1/2050	5.25%	4,500,000	3,812,760
CITY CTR WEST RSDL METROPOLITAN DISTRICT NO. 2	12/1/2049	5.00%	2,080,000	1,887,018
CITY CTR WEST RSDL METROPOLITAN DISTRICT NO. 2, SUBORDINATES (g)	12/15/2049	7.75%	1,425,000	1,278,482
CITYSET METROPOLITAN DISTRICT #2	12/1/2030	3.50%	6,075,000	5,378,744
CITYSET METROPOLITAN DISTRICT #2	12/1/2040	4.38%	8,360,000	7,378,787
CITYSET METROPOLITAN DISTRICT #2	12/1/2045	4.50%	3,180,000	2,748,347
CLEAR CREEK TRANSIT METROPOLITAN DISTRICT #2	12/1/2050	5.00%	2,000,000	1,732,740
CLOVERLEAF METROPOLITAN DISTRICT	12/1/2051	6.00%	2,330,000	2,338,714
CLOVERLEAF METROPOLITAN DISTRICT SUB CASH FLOW (g)	12/15/2051	9.25%	1,034,000	1,038,632
COLLIERS HILL METROPOLITAN DISTRICT #2 - SUBORDINATE 2017B (g)	12/15/2047	8.50%	3,501,000	3,708,889
COLLIERS HILL METROPOLITAN DISTRICT NO. 3, SER A	12/1/2040	5.25%	8,300,000	7,857,195
COLLIERS HILL METROPOLITAN DISTRICT NO. 3, SER A	12/1/2048	5.50%	18,250,000	17,158,650
COLLIERS HILL METROPOLITAN DISTRICT NO. 3 SUB SER B (g)	12/15/2043	8.50%	2,213,000	1,942,372
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES B (g)(i)	1/1/2032	0.00%	6,576,283	3,419,667
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES 1992 P/O (e)(i)	1/1/2027	0.00%	2,071,119	1,793,071
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES 1992 I/O (f)(i)	1/1/2027	9.00%	2,069,093	1,489,747
CECFA - SWALLOW ACADEMY CHARTER SCHOOL (m)	11/15/2027	5.35%	3,305,000	3,197,224
CECFA ADDENBROOKE CLASSICAL ACADEMY (m)	6/1/2027	4.50%	24,845,000	24,757,546
CECFA IMAGINE CHARTER SCHOOL AT FIRESTONE (m)	6/1/2027	4.50%	17,380,000	17,243,567
CECFA - MONARCH MONTESSORI CHARTER SCHOOL - EXCHANGE (m)	5/15/2025	4.75%	8,325,000	8,111,963
CECFA - ACADEMY OF ADVANCED LEARNING (m)	6/1/2027	4.38%	8,420,000	7,953,111
CECFA CHAVEZ/HUERTA PREP ACADEMY (m)	7/1/2027	4.38%	36,525,000	35,496,456
CECFA SWALLOWS CHARTER ACADEMY (m)	11/15/2027	4.38%	6,560,000	6,064,261
CECFA VANGUARD CLASSICAL SCHOOL, SER A (m)	7/1/2027	4.38%	24,465,000	22,727,496
CECFA COPERNI 2 PROJ (m)	7/1/2029	4.25%	5,645,000	4,987,075
CECFA GRAND PEAK ACAD SER A-1 (m)	7/1/2031	4.00%	2,150,000	1,841,088

CECFA GRAND PEAK ACAD SER A-1 (m)	7/1/2041	4.25%	5,040,000	3,863,311
CECFA GRAND PEAK ACAD SER A-1 (m)	7/1/2051	4.50%	13,070,000	9,491,695
CECFA DORAL ACADEMY (m)	7/15/2028	4.50%	19,405,000	18,052,666
CECFA CIVICA CAREER & COLLEGIATE ACADEMY (m)	7/15/2029	4.75%	7,790,000	7,336,077
CECFA CHAVEZ HUERTA ACADEMY (m)	7/1/2027	4.50%	8,220,000	8,033,324
CECFA MOUNTAIN SAGE CMNT SCH (m)	7/1/2029	4.75%	8,760,000	8,611,868
CECFA - MOUNTAIN SONG CMNTY SCHOOL (m)	7/1/2029	4.75%	5,810,000	5,718,434
CECFA CED AURORA CHTR SCH BC (m)	7/1/2032	5.00%	80,470,000	80,032,243
CECFA CEC AURORA CHRT SCH BC PROJECT SER B FED TAXABLE, STATE TE (m)	7/1/2029	6.00%	2,600,000	2,563,002
CECFA CEC PROJ SER A (m)	1/1/2032	4.88%	4,060,000	4,038,644
CECFA CEC PROJ SER A (m)	1/1/2037	5.00%	3,595,000	3,562,106
CECFA CEC PROJ SER A (m)	1/1/2042	5.13%	40,335,000	39,893,735
CECFA CEC AURORA CHARTER SCHL BC SER B - TAXABLE FEDERALLY, STATE TE (m)	7/1/2031	6.13%	1,960,000	1,929,816
700 KALAMATH LLC (a)(j)	12/1/2013	0.00%	3,755,000	3,755,000
CHFA - CASEY’S POND SENIOR LIVING (l)	6/1/2032	0.00%	8,110,000	4,298,300
CHFA - CASEY’S POND SENIOR LIVING (l)	6/1/2042	0.00%	10,665,000	5,652,450
CHFA - CASEY’S POND SENIOR LIVING (l)	6/1/2047	0.00%	8,600,000	4,558,000
COLORADO INTERNATIONAL CENTER METROPOLITAN DISTRICT #3	12/1/2031	4.63%	607,000	579,479
CONESTOGA METRO DISTRICT #2 (g)	12/1/2051	5.25%	1,625,000	1,403,659
CONIFER METROPOLITAN DISTRICT	12/1/2030	0.00%	10,000,000	4,000,000
CONIFER METROPOLITAN DISTRICT	12/1/2032	0.00%	1,450,000	580,000
CONIFER METROPOLITAN DISTRICT	12/1/2033	0.00%	1,550,000	620,000
CONSTITUTION HEIGHTS METROPOLITAN DISTRICT	12/1/2049	5.00%	1,765,000	1,631,354
COPPERLEAF METROPOLITAN DISTRICT #3	12/1/2037	5.00%	1,000,000	1,044,170
COOPERLEAF METRO DISTRICT #9 (g)	12/1/2051	4.88%	8,175,000	6,476,644
COUNTRY CLUB HIGHLANDS METROPOLITAN DISTRICT	12/1/2037	7.25%	1,030,000	947,600
DACONO URBAN RENEWAL AUTHORITY (g)	12/1/2039	6.25%	4,013,000	3,702,153
DAKOTA RIDGE METROPOLITAN DISTRICT (g)	12/1/2052	6.00%	2,339,000	2,049,034
DEER CREEK VILLAS METROPOLITAN DISTRICT	12/1/2055	5.00%	2,900,000	2,411,553
DENVER INTL BUSINESS CTR METROPOLITAN DISTRICT NO. 1 - SERIES 2019B SUB (g)	12/1/2048	6.00%	4,585,000	4,588,118
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/1/2031	5.13%	500,000	500,040
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/15/2046	6.00%	500,000	467,830
E-86 METROPOLITAN DISTRICT (g)	12/1/2051	5.13%	1,015,000	838,268
EAGLE BROOK METROPOLITAN DISTRICT (g)	12/1/2051	5.00%	1,600,000	1,346,496
UNITED W & S - EAST CHERRY CREEK (c)	11/15/2023	5.00%	1,152,000	1,153,221
ERIE HIGHLANDS METROPOLITAN DISTRICT NO 2, SER 2018A	12/1/2048	5.25%	6,000,000	5,656,740
ERIE HIGHLANDS METROPOLITAN DISTRICT NO 2, SER 2018B SUBORDINATES (g)	12/15/2048	7.63%	1,819,000	1,643,285
FITZSIMONS VLG METROPOLITAN DISTRICT NO. 1	12/1/2049	5.00%	1,043,000	908,276
FITZSIMONS VILLAGE METROPOLITAN DISTRICT NO. 1, SER B SUBS (g)	12/15/2049	7.00%	611,000	533,226
FITZSIMONS VILLAGE METROPOLITAN DISTRICT NO. 3	12/1/2026	4.00%	1,640,000	1,540,321
FITZSIMONS VILLAGE METROPOLITAN DISTRICT NO. 3 REF SER A-1	12/1/2031	4.00%	500,000	437,355
FITZSIMONS VILLAGE METROPOLITAN DISTRICT NO. 3	12/1/2041	4.00%	4,445,000	3,442,119
FITZSIMONS VILLAGE METROPOLITAN DISTRICT NO. 3	12/1/2055	4.25%	9,660,000	7,222,009
FLYING HORSE METROPOLITAN DISTRICT NO. 2 SER 2020 SUBS (g)(m)	12/15/2050	7.25%	15,405,000	13,707,369
FLYING HORSE METROPOLITAN DISTRICT NO 3 (g)	12/1/2049	6.00%	2,965,000	2,675,616
FORT LUPTON GOLF COURSE (a)	12/15/2037	0.00%	620,000	6,200
GOLDEN EAGLE ACRES METROPOLITAN DISTRICT NO. 2 (g)	12/1/2051	4.50%	3,981,000	3,083,046
GREEN GABLES METROPOLITAN DISTRICT NO. 2 SERIES 2018B SUBORDINATE (g)	12/15/2048	8.25%	1,689,000	1,542,395
GREEN VALLEY RANCH EAST METROPOLITAN DISTRICT NO. 6	12/1/2050	5.88%	3,325,000	3,211,352
GREENSPIRE METROPOLITAN DISTRICT NO. 1	12/1/2051	5.13%	1,925,000	1,711,652
GREENWAYS METROPOLITAN DISTRICT NO. 1 (g)	12/1/2051	4.63%	3,685,000	2,867,741
HESS RANCH METROPOLITAN DISTRICT NO. 6 SER A-1	12/1/2049	5.00%	5,000,000	4,608,550
HIDDEN CREEK METROPOLITAN DISTRICT (g)	12/1/2045	4.63%	3,430,000	2,693,099
HIGHLANDS-MEAD METROPOLITAN DISTRICT	12/1/2050	5.13%	1,395,000	1,232,259
HOGBACK METROPOLITAN DISTRICT SER A	12/1/2041	5.00%	725,000	659,076
HOGBACK METROPOLITAN DISTRICT SER A	12/1/2051	5.00%	1,550,000	1,338,177
HORIZON METROPOLITAN DISTRICT NO. 2 (g)	12/1/2051	4.50%	7,765,000	5,424,085
HUNTER’S OVERLOOK METROPOLITAN DISTRICT NO. 5, SUBS (g)	12/15/2049	8.50%	1,827,000	1,652,120

HUNTER’S OVERLOOK METROPOLITAN DISTRICT NO. 7 (g)	12/1/2051	5.50%	3,525,000	3,088,640
HYLAND VILLAGE METROPOLITAN DISTRICT	12/1/2027	8.00%	4,770,000	2,623,500
INDY OAK TOD METROPOLITAN DISTRICT SER A	12/1/2050	5.50%	1,075,000	1,018,294
INDY OAK TOD METROPOLITAN DISTRICT SER B (g)	12/15/2050	8.00%	736,000	677,392
INSPIRATION METROPOLITAN DISTRICT SUB SER 2021B	12/15/2036	5.00%	812,000	703,151
IRON WORKS VILLAGE METROPOLITAN DISTRICT	12/1/2048	5.88%	1,500,000	1,578,510
JAY GROVE METROPOLITAN DISTRICT (g)	12/1/2051	4.25%	2,450,000	1,858,203
JEFFERSON CENTER METROPOLITAN DISTRICT NO. 1 SUB SER B (g)	12/15/2050	5.75%	7,500,000	7,234,125
KARL’S FARM METROPOLITAN DISTRICT NO. 2, SER A	12/1/2040	5.38%	515,000	495,332
KARL’S FARM METROPOLITAN DISTRICT NO. 2, SER A	12/1/2050	5.63%	1,415,000	1,329,308
LAKES METROPOLITAN DISTRICT NO 4 (g)	12/1/2061	5.50%	20,080,000	16,089,301
LANTERNS METROPOLITAN DISTRICT No. 2 (g)	12/1/2050	4.50%	7,332,000	5,485,289
LEGATO COMMUNITY AUTHORITY	12/1/2036	4.00%	2,130,000	1,822,172
LEGATO COMMUNITY AUTHORITY	12/1/2046	5.00%	1,000,000	887,240
LEGATO COMMUNITY AUTHORITY	12/1/2051	5.00%	2,500,000	2,158,900
LINCOLN MEADOWS METROPOLITAN DISTRICT	12/1/2031	8.00%	6,970,000	7,798,245
LITTLETON VILLAGE METROPOLITAN DISTRICT #2	12/1/2045	5.38%	1,650,000	1,625,778
LITTLETON VILLAGE METROPOLITAN DISTRICT NO 2, SERIES 2018B SUBORDINATES (g)	12/15/2028	7.63%	1,140,000	1,116,071
LORETTO HEIGHTS COMNTY AUTHORITY (g)	12/1/2051	4.88%	12,750,000	10,127,325
MARIN METROPOLITAN DISTRICT (a)(j)	12/1/2028	0.00%	17,485,000	1,573,650
MAYFIELD METROPOLITAN DISTRICT, SERIES 2020 A	12/1/2050	5.75%	1,190,000	1,152,027
MAYFIELD METROPOLITAN DISTRICT, SERIES 2020 B SUBS (g)	12/15/2050	8.25%	622,000	573,496
MEADOWS METROPOLITAN DISTRICT #1 (k)	6/1/2029	8.00%	30,730,000	29,738,343
MEADOWS METROPOLITAN DISTRICT #2 (k)	6/1/2029	8.00%	23,830,000	23,061,006
MEADOWS METROPOLITAN DISTRICT #7 (k)	6/1/2029	8.00%	15,440,000	14,941,751
MEADOWLARK METROPOLITAN DISTRICT SER A	12/1/2040	4.88%	520,000	467,990
MEADOWLARK METROPOLITAN DISTRICT SER A	12/1/2050	5.13%	750,000	662,505
MIRABELLE METROPOLITAN DISTRICT NO. 2 SER 2020A SENIORS	12/1/2049	5.00%	1,250,000	1,122,950
MIRABELLE METROPOLITAN DISTRICT NO. 2, SER B SUBS (g)	12/15/2049	7.38%	1,473,000	1,307,037
MONUMENT JUNCTION METROPOLITAN DISTRICT NO. 1 (g)	12/1/2051	5.75%	12,258,000	10,283,481
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004A (g)	6/1/2043	7.00%	169,822	147,176
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004B (g)	6/1/2043	7.00%	1,270,000	1,100,252
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004C (e) (g)	6/1/2043	0.00%	565,000	124,300
MOUNTAIN BROOK METROPOLITAN DISTRICT	12/1/2051	4.75%	2,915,000	2,271,660
MOUNTAIN BROOK METROPOLITAN DISTRICT	12/1/2041	4.50%	1,000,000	813,490
MOUNTAIN SHADOWS METROPOLITAN DISTRICT	12/1/2035	5.00%	500,000	488,040
MOUNTAIN SHADOWS METROPOLITAN DISTRICT - SUBORDINATE 2016B (g)	12/15/2046	7.50%	1,800,000	1,646,406
MOUNTAIN SHADOWS METROPOLITAN DISTRICT - SUBORDINATE 2018C-1 (g)	12/15/2040	10.00%	1,994,000	1,864,550
MUEGGE FARMS METROPOLITAN DISTRICT #1 (g)	12/1/2051	5.00%	6,300,000	5,066,397
MUEGGE FARMS METROPOLITAN DISTRICT #3 (g)	12/1/2051	5.50%	10,431,000	8,652,306
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2026	6.00%	2,540,000	2,540,000
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2035	6.13%	1,880,000	1,880,000
NINE MILE METROPOLITAN DISTRICT	12/1/2030	4.63%	1,125,000	1,082,959
NINE MILE METROPOLITAN DISTRICT	12/1/2040	5.13%	2,500,000	2,426,025
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2046	6.75%	6,680,000	4,783,815
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	8.50%	1,810,000	1,359,165
NORTH RANGE METROPOLITAN DISTRICT NO. 3, SER A	12/1/2040	5.00%	2,000,000	1,927,380
PAINTED PRAIRIE PUBLIC IMPROVEMENT AUTHORITY	12/1/2029	4.00%	1,000,000	953,000
PALISADE PARK NORTH METROPOLITAN DISTRICT #2 - SENIOR 2018A	12/1/2047	5.63%	1,745,000	1,721,094
PARKDALE COMMUNITY AUTHORITY SER A	12/1/2040	5.00%	2,140,000	2,012,285
PARKDALE COMMUNITY AUTHORITY SER A	12/1/2050	5.25%	3,335,000	3,002,567
PARKDALE COMMUNITY AUTHORITY SUB SER B (g)	12/15/2050	7.75%	2,424,000	2,173,916
PARKER AUTOMOTIVE METROPOLITAN DISTRICT	12/1/2045	5.00%	1,946,000	1,850,607
PARKER AUTOMOTIVE METROPOLITAN DISTRICT SUB SERIES 2018B (g)	12/15/2032	8.00%	3,785,000	3,612,518
PIONEER CMNTY AUTH BRD	12/15/2050	6.75%	24,592,000	22,011,070
PIONEER METROPOLITAN DISTRICT #3 (g)	12/1/2046	6.50%	2,866,000	2,606,254
THE PLAZA METROPOLITAN DISTRICT #1 (m)	12/1/2040	5.00%	7,850,000	7,584,749
POWHATON COMMUNITY AUTHORITY DISTRICT NO. 3 - CASH FLOW BONDS (g)	12/1/2051	5.00%	7,450,000	6,149,156

PRONGHORN VALLEY METROPOLITAN DISTRICT, SER A	12/1/2041	3.75%	515,000	401,566
PRONGHORN VALLEY METROPOLITAN DISTRICT, SER A	12/1/2051	4.00%	4,400,000	3,411,408
PUBLIC FINANCE AUTHORITY - COLORADO SKIES ACADEMY CHARTER SCHOOL, SER A (m)	7/1/2025	5.63%	10,290,000	10,001,468
PUBLIC FINANCE AUTHORITY - MONUMENT ACADEMY SER. 2019A (m)	6/1/2026	5.00%	28,725,000	27,467,132
RAVENNA METROPOLITAN DISTRICT CONV CABS - SUBORDINATE SERIES 2017B (d)	12/15/2026	7.50%	8,000,000	7,133,520
REATA RIDGE VILLAGE METROPOLITAN DISTRICT NO. 2	12/1/2049	5.00%	1,805,000	1,665,690
RENDEZVOUS METROPOLITAN DISTRICT NO 4 - SUBORDINATE, SERIES 2018B (g)	10/15/2048	8.00%	1,189,000	1,070,492
REMUDA RIDGE METROPOLITAN DISTRICT, SER 2021A (g)	12/1/2051	5.63%	5,520,000	4,634,868
RESERVE METROPOLITAN DISTRICT NO. 2	12/1/2045	5.00%	500,000	466,040
REX RANCH METROPOLITAN DISTRICT - SUBORDINATE 2018B (g)	12/15/2047	7.88%	445,000	408,781
RITORO METROPOLITAN DISTRICT, SER 2019B SUBORDINATE (g)	12/15/2049	8.50%	2,190,000	2,267,263
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2025	6.40%	930,000	465,000
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2035	6.50%	1,135,000	567,500
RIVERVIEW METROPOLITAN DISTRICT	12/1/2041	5.00%	555,000	504,378
RIVERVIEW METROPOLITAN DISTRICT	12/1/2051	5.00%	1,075,000	930,316
ROCK CREEK METROPOLITAN DISTRICT A-1 (g)	12/1/2041	4.50%	2,230,000	1,836,963
ROCK CREEK METROPOLITAN DISTRICT A-1 (g)	12/1/2050	4.75%	3,880,000	3,059,225
ROCK CREEK METROPOLITAN DISTRICT A-2 SUB CASH FLOW (g)	12/1/2031	4.00%	3,432,000	3,018,719
ROSE HILL ACRES METROPOLITAN DISTRICT, SER A	12/1/2050	5.00%	2,990,000	2,654,911
ROSE HILL ACRES METROPOLITAN DISTRICT, SER B SUB (g)	12/15/2050	8.75%	910,000	823,168
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT - SERIES 1993B I/O (f)(i)	12/31/2042	0.00%	242,645	26,691
RRC METROPOLITAN DISTRICT NO. 2 (g)	12/1/2051	5.25%	5,625,000	4,592,250
SABELL METROPOLITAN DISTRICT SER A	12/1/2050	5.00%	1,055,000	914,601
SABELL METROPOLITAN DISTRICT, SER 2020 B3 SUBS (g)	12/15/2050	8.25%	605,000	538,874
SILVER PEAKS EAST METROPOLITAN DISTRICT (g)	12/1/2051	5.00%	5,410,000	4,367,331
64TH AVENUE ARI AUTHORITY (g)	12/1/2043	6.50%	5,000,000	4,661,550
SOLITUDE METROPOLITAN DISTRICT (j)	12/1/2026	7.00%	3,520,000	2,288,000
SOUTHGLENN METROPOLITAN DISTRICT 2030 TERM	12/1/2030	5.00%	2,285,000	2,272,204
SPRING VALLEY METROPOLITAN DISTRICT NO. 4	12/1/2040	5.00%	1,410,000	1,257,988
SPRING VALLEY METROPOLITAN DISTRICT NO. 4	12/1/2050	5.12%	1,775,000	1,512,762
SPRING VALLEY METROPOLITAN DISTRICT NO. 4 SUB (g)	12/15/2050	7.63%	2,811,000	2,472,331
ST VRAIN LAKES METROPOLITAN DISTRICT #2 - SENIOR SERIES 2017A	12/1/2037	5.00%	2,500,000	2,497,225
ST VRAIN LAKES METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2017B (g)	12/15/2047	7.63%	1,083,000	1,058,503
STC METROPOLITAN DISTRICT NO. 2, SER A	12/1/2029	4.00%	1,615,000	1,532,118
STC METROPOLITAN DISTRICT NO. 2	12/1/2038	5.00%	8,160,000	7,972,402
STC METROPOLITAN DISTRICT, SER 2019 SUBS (g)	12/15/2049	8.00%	3,954,000	3,563,543
STERLING RANCH METROPOLITAN DISTRICT NO. 2	12/1/2032	5.25%	1,340,000	1,316,818
STERLING RANCH METROPOLITAN DISTRICT NO. 2	12/1/2042	5.50%	5,645,000	5,431,055
STERLING RANCH METROPOLITAN DISTRICT NO. 2	12/1/2051	5.75%	11,750,000	11,283,878
STETSON RIDGE METROPOLITAN DISTRICT NO. 3, SUBs (g)(m)	12/15/2042	7.50%	345,000	311,808
STONE RIDGE METROPOLITAN DISTRICT #2	12/1/2031	0.00%	11,896,000	1,903,360
TALLYN’S REACH METROPOLITAN DISTRICT #3	11/1/2038	5.13%	2,070,000	2,155,015
THIRD CREEK METROPOLITAN DISTRICT NO. 1, SER A-1	12/1/2037	4.50%	1,130,000	969,235
THIRD CREEK METROPOLITAN DISTRICT NO. 1, SER A-1	12/1/2051	4.75%	5,115,000	3,999,674
THOMPSON CROSSING METROPOLITAN DISTRICT NO #4	12/1/2039	5.00%	1,410,000	1,384,225
THOMPSON CROSSING METROPOLITAN DISTRICT NO. 4	12/1/2049	5.00%	1,315,000	1,222,411
TRAILS AT CROWFOOT METROPOLITAN DISTRICT NO 3 (g)	12/15/2049	9.00%	3,135,000	2,855,954
VALAGUA METROPOLITAN DISTRICT	12/1/2037	0.00%	11,500,000	2,196,500
VILGS AT MURPHY CREEK METROPOLITAN DISTRICT NO. 1 (g)	12/1/2051	5.50%	12,358,000	10,184,351
VINCENT VILLAGE METROPOLITAN DISTRICT	12/1/2051	5.00%	1,970,000	1,626,708
WATERFALL METROPOLITAN DISTRICT #1	12/1/2052	5.25%	2,355,000	2,183,438
WESTCREEK METROPOLITAN DISTRICT NO 2	12/1/2048	5.38%	1,300,000	1,235,806
WESTERLY METROPOLITAN DISTRICT #4	12/1/2040	5.00%	1,300,000	1,180,621
WESTERLY METROPOLITAN DISTRICT #4	12/1/2050	5.00%	4,750,000	4,090,368
WESTOWN METROPOLITAN DISTRICT - SENIOR SERIES 2017A	12/1/2047	5.00%	1,369,000	1,428,606
WHISPERING PINES METROPOLITAN DISTRICT #1 - SENIOR SERIES 2017A	12/1/2037	5.00%	2,000,000	1,958,340
WHITE BUFFALO METROPOLITAN DISTRICT, NO. 3	12/1/2050	5.50%	2,780,000	2,597,271

WILD PLUM METROPOLITAN DISTRICT, SER A	12/1/2049	5.00%	595,000	647,342
WILLOW SPRINGS METROPOLITAN DISTRICT, SER 2019B SUBORDINATES (g)	12/15/2049	7.75%	650,000	580,190
WOODMEN HEIGHTS METROPOLITAN DISTRICT NO. 2 SER B-2	12/15/2040	7.50%	3,358,000	3,028,177
WYNDHAM HILL METROPOLITAN DISTRICT NO. 2 2020B SUBS (g)	12/15/2049	7.63%	9,600,000	8,721,024

Colorado (amortized cost $1,102,516,038)			1,161,438,962	1,006,679,769

Colorado Municipal Bonds (amortized cost $1,102,516,038)			$1,161,438,962	$1,006,679,769

Other Municipal Bonds 6.2%
South Dakota 76.0%
FLANDREAU SANTEE SIOUX TRIBE (m)	1/1/2036	5.75%	6,055,000	4,737,250
FLANDREAU SANTEE SIOUX TRIBE (m)	1/1/2026	5.00%	2,265,000	2,103,030
FLANDREAU SANTEE SIOUX TRIBE (m)	1/1/2031	5.50%	3,565,000	2,997,915
FLANDREAU SANTEE SIOUX TRIBE TE SERIES 2018B (m)	1/1/2038	6.00%	6,120,000	5,456,470
FLANDREAU SANTEE SIOUX TRIBE TE SERIES 2018C (m)	1/1/2038	6.00%	5,450,000	4,859,111
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2024	8.28%	950,000	933,584
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2025	8.28%	1,030,000	1,002,077
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2026	8.28%	1,115,000	1,078,963
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2027	8.28%	1,205,000	1,161,596
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2028	8.28%	1,305,000	1,252,291
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2033	8.28%	8,670,000	8,291,034
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2025	5.75%	740,000	710,252
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2026	5.75%	785,000	744,306
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2027	5.75%	830,000	777,984
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2028	5.75%	875,000	811,335
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2029	5.75%	930,000	853,591
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2030	5.75%	980,000	890,908
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2031	5.75%	1,040,000	936,988
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2032	5.75%	1,095,000	978,229
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2033	5.75%	1,160,000	1,028,108
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2034	5.75%	1,225,000	1,077,669
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2035	5.75%	1,300,000	1,135,693
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2040	6.00%	7,730,000	6,581,554
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2045	6.25%	10,395,000	8,713,921
LOWER BRULE SIOUX TRIBE (m)	3/1/2025	5.88%	1,110,000	1,032,977
OGLALA SIOUX TRIBE, SERIES 2018 (m)	7/1/2028	5.50%	3,000,000	2,800,920
OGLALA SIOUX TRIBE, SERIES 2018 (m)	7/1/2037	6.00%	9,270,000	7,810,068
OGLALA SIOUX TRIBE, SERIES 2018B (m)	9/1/2041	6.50%	6,210,000	5,330,912
OGLALA SIOUX TRIBE OF PINE RIDGE (m)	10/1/2024	5.50%	1,985,000	1,952,506
OGLALA SIOUX TRIBE, SERIES 2018C (m)	10/1/2026	8.00%	800,000	805,024
OGLALA SIOUX TRIBE, SER 2019A (m)	10/1/2027	4.50%	2,370,000	2,172,010

South Dakota (amortized cost $91,551,851)			91,560,000	81,018,276

Puerto Rico 9.0%
PUERTO RICO COMMONWEALTH DTD 7/1/2021 5.375% Ser A1 7/1/2025	7/1/2025	5.38%	103,109	107,056
PUERTO RICO COMMONWEALTH DTD 7/1/2021 5.625% Ser A1 7/1/2027	7/1/2027	5.63%	102,175	108,691
PUERTO RICO COMMONWEALTH DTD 7/1/2021 5.625% Ser A1 7/1/2029	7/1/2029	5.63%	100,517	107,931
PUERTO RICO COMMONWEALTH DTD 7/1/2021 5.750% Ser A1 7/1/2031	7/1/2031	5.75%	97,632	106,620
PUERTO RICO COMMONWEALTH DTD 7/1/2021 4.000% Ser A1 7/1/2033	7/1/2033	4.00%	92,580	84,825
PUERTO RICO COMMONWEALTH DTD 7/1/2021 4.000% Ser A1 7/1/2035	7/1/2035	4.00%	83,217	74,526
PUERTO RICO COMMONWEALTH DTD 7/1/2021 4.000% Ser A1 7/1/2037	7/1/2037	4.00%	71,422	63,190
PUERTO RICO COMMONWEALTH DTD 7/1/2021 4.000% Ser A1 7/1/2041	7/1/2041	4.00%	97,107	83,998
PUERTO RICO COMMONWEALTH DTD 7/1/2021 4.000% Ser A1 7/1/2046	7/1/2046	4.00%	100,990	84,730
PUERTO RICO COMMONWEALTH DTD 7/1/2021 0.000% Ser A 7/1/2024	7/1/2024	0.00%	47,623	43,585
PUERTO RICO COMMONWEALTH DTD 7/1/2021 0.000% Ser A 7/1/2033	7/1/2033	0.00%	119,142	66,920
PUERTO RICO COMMONWEALTH DTD 3/15/2022 0.000% 11/1/2043	7/1/2043	0.00%	462,266	229,977
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2034	4.50%	277,000	278,188
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2040	4.55%	140,000	134,855

PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2053	4.75%	1,028,000	987,713
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2058	5.00%	2,600,000	2,555,748
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2024	0.00%	126,000	117,150
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2027	0.00%	267,000	220,996
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2029	0.00%	260,000	195,939
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2031	0.00%	336,000	227,539
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2033	0.00%	378,000	227,325
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2046	0.00%	3,597,000	967,377
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2051	0.00%	2,930,000	582,631
PUERTO RICO SALES TAX FING CORP TAX REV DTD 8/1/2019 4.329% SER A-2 7/1/2040	7/1/2040	4.33%	1,424,000	1,337,236
PUERTO RICO SALES TAX FING CORP TAX REV DTD 8/1/2019 4.536% SER A-2 7/1/2053	7/1/2053	4.54%	43,000	40,129
PUERTO RICO SALES TAX FING CORP TAX REV DTD 8/1/2019 4.784% SER A-2 7/1/2058	7/1/2058	4.78%	571,000	545,402

Puerto Rico (amortized cost $8,932,159)			15,454,780	9,580,275

Oregon 5.5%
MULTNOMAH CITY HOSPITAL FACILITY ODD FELLOWS (m)	10/1/2023	5.45%	5,815,000	5,815,000

Oregon (amortized cost $5,815,000)			5,815,000	5,815,000

Arizona 4.6%
HERITAGE ACADEMY CHARTER SCHOOL MARICOPA COUNTY (m)	7/1/2027	5.25%	4,915,000	4,915,000

Arizona (amortized cost $4,915,000)			4,915,000	4,915,000

Washington 1.9%
TACOMA CONSOLIDATED LID	4/1/2043	5.75%	2,185,000	2,033,033

Washington (amortized cost $2,045,947)			2,185,000	2,033,033

California 1.7%
FREDDIE MAC (g)(j)	1/1/2037	0.00%	1,858,785	1,858,785

California (amortized cost $1,858,785)			1,858,785	1,858,785

Missouri 0.9%
KANSAS CITY INDL DEV AUTH	1/1/2028	6.75%	175,000	175,417
ST LOUIS INDL DEV AUTH SR HSG - SENIOR SERIES 2005A	5/1/2027	6.75%	815,000	775,701

Missouri (amortized cost $990,000)			990,000	951,117

Oklahoma 0.4%
HASKELL CNTY PUBLIC FAC.	4/1/2024	5.25%	450,000	445,775

Oklahoma (amortized cost $450,000)			450,000	445,775

Other Municipal Bonds (amortized cost $116,558,741)			$123,228,565	$106,617,261

Short-Term Municipal Bonds 5.7%
Colorado 52.8%
BOULDER CO HSG AUTH MF BROADWAY EAST APTS (LOC 3)	9/1/2037	0.96%	1,515,000	1,515,000
BOULDER COUNTY - BOULDER COLLEGE OF MASSAGE (a)(j)	10/15/2031	0.00%	4,315,000	4,315,000
BROOMFIELD URBAN RENEWAL AUTHORITY (LOC 1)	12/1/2030	0.94%	7,795,000	7,795,000
COLORADO HOUSING & FINANCE AUTHORITY - SERIES 2007A (LOC 3)	1/1/2032	0.96%	5,205,000	5,205,000
COLORADO SPRINGS UTILITIES (LOC 3)	11/1/2041	0.88%	1,200,000	1,200,000
JEFFCO BUSINESS CENTER METROPOLITAN DISTRICT #1 (j)	7/1/2023	0.00%	1,006,000	1,006,000
MESA COUNTY -ENSTROM CANDIES INC PROJ (LOC 7)	7/1/2022	1.12%	195,000	195,000
THE PLAZA METROPOLITAN DISTRICT #1 (m)	12/1/2022	5.00%	500,000	502,480
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2022	0.00%	170,000	166,360
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT - SERIES 1993B P/O (e)(i)	12/31/2022	0.00%	0.25	0.23
SHERIDAN REDEVLOPMENT AGENCY - SERIES 2011A-1 (LOC 5)	12/1/2029	0.95%	29,350,000	29,350,000

Colorado (amortized cost $50,748,942)			51,251,000	51,249,841

Multi-State 45.1%
FREDDIE MAC AMT (LOC 6)	11/15/2036	0.94%	4,325,000	4,325,000

FREDDIE MAC VR AMT (LOC 6)	6/15/2036	0.94%	20,885,000	20,885,000
FREDDIE MAC VR (LOC 6)	12/15/2045	0.94%	18,545,000	18,545,000

Multi-State (amortized cost $43,755,000)			43,755,000	43,755,000

South Dakota 2.1%
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2023	8.28%	875,000	868,919
OGLALA SIOUX TRIBE OF PINE RIDGE (m)	10/1/2022	5.00%	435,000	435,044
OGLALA SIOUX TRIBE - SEVEN YRS SEVEN GEN PROJ (m)	3/1/2023	4.50%	700,000	694,365

South Dakota (amortized cost $2,010,000)			2,010,000	1,998,327

Puerto Rico 0.1%
PUERTO RICO COMMONWEALTH DTD 7/1/2021 5.250% Ser A1 7/1/2023	7/1/2023	5.25%	103,399	105,273

Puerto Rico (amortized cost $105,984)			103,399	105,273

Short-Term Municipal Bonds (amortized cost $96,619,926)			$97,119,399	$97,108,440

Colorado Capital Appreciation and Zero Coupon Bonds 4.6%
Colorado 100.0%
BELLA MESA METROPOLITAN DISTRICT CONV CABS SER A (m)	12/1/2049	0.00%	3,780,000	3,040,065
COLORADO INTERNATIONAL CENTER METROPOLITAN DISTRICT NO. 7	12/1/2027	0.00%	20,660,000	12,087,546
CONIFER METROPOLITAN DISTRICT (a)(d)(j)	12/1/2031	0.00%	7,470,000	2,988,000
MAYFIELD METROPOLITAN DISTRICT, SER 2020C	12/15/2050	3.00%	766,000	257,453
PV-ERU HOLDING TRUST (a)(m)	2/14/2039	0.00%	710,000	149,100
PV-ERU HOLDING TRUST (a)(m)	2/14/2039	0.00%	3,122,000	655,620
PV-ERU HOLDING TRUST (a)(m)	2/14/2039	0.00%	13,168,000	2,765,280
PV-ERU HOLDING TRUST (a)(m)	12/15/2037	0.00%	14,000,000	2,940,000
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017A (d)	12/1/2046	5.00%	33,685,000	31,011,758
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2023	0.00%	325,000	301,467
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2024	0.00%	490,000	430,646
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2025	0.00%	585,000	486,626
ROCKINGHORSE METROPOLITAN DISTRICT NO. 2 CONV CABS REF SER A	1/1/2024	6.00%	3,565,000	3,770,558
ROCKINGHORSE METROPOLITAN DISTRICT NO. 2 CONV CABS REF SER B	1/1/2024	6.50%	3,885,000	4,134,378
ROCKINGHORSE METROPOLITAN DISTRICT NO. 2 CONV CABS JUNIOR LIEN SER C	6/1/2024	0.00%	1,115,000	1,086,322
SOUTHSHORE METROPOLITAN DISTRICT NO. 2 SUB B (g)	12/15/2041	4.13%	9,690,000	9,928,471
STC METROPOLITAN DISTRICT NO. 2, SER A	12/1/2025	3.00%	555,000	524,941
THIRD CREEK METROPOLITAN DISTRICT NO. 1, SER A-1	12/1/2042	4.50%	1,500,000	1,213,650
THIRD CREEK METROPOLITAN DISTRICT NO. 1, SER A-2 CONV CABS: 12/01/2026	12/1/2026	0.00%	2,285,000	1,378,106
WILDWING METROPOLITAN DISTRICT #1 (d)	12/1/2023	0.00%	25,000	22,543

Colorado (amortized cost $92,469,081)			121,381,000	79,172,531

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $92,469,081)			$121,381,000	$79,172,531

Colorado Taxable Certificates/Notes/Bonds 0.2%
Colorado 100.0%
COLLIERS HILL METROPOLITAN DISTRICT #2 - SUB SER B-1 TAXABLE CONVERTIBLE TO TAX EXEMPT @ T.E. RATE	12/15/2047	6.00%	2,250,000	1,926,428
WOODMEN HEIGHTS METROPOLITAN DISTRICT NO. 2 SER B-1 TAXABLE BOTH ST & FED INITIALLY	12/15/2040	6.25%	1,830,000	1,797,792
TABERNASH POLE CREEK NOTE (a)(j)	12/31/2022	0.00%	227,347	88,199
Colorado (amortized cost $4,307,347)			4,307,347	3,812,419

Colorado Taxable Certificates/Notes/Bonds (amortized cost $4,307,347)			$4,307,347	$3,812,419

Total investments, at value (amortized cost $1,412,471,134)	75.8%			1,293,390,420
Other assets net of liabilities	24.2%			413,639,494

Net Assets	100.0%			$1,707,029,914

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments (unaudited) - (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see “Defaulted or Non-Income Producing Investments” note to Schedule of Investments).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)

Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)

Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at June 30, 2022. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at June 30, 2022.

(i)

Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,959,140 and a value of $6,729,177 or less than 1.0% of net assets, as of June 30, 2022.

(j)	Securities valued at fair value (see “Investment Valuation and Risk” notes to the Schedule of Investments).

(k)	See “Purchase Accrued Interest” notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.

(l)

The Fund has entered into a forbearance agreement under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time (see “Defaulted or Non-Income Producing Investments” notes to Schedule of Investments).

(m)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $488,378,383, representing 28.61% of net assets.

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments - (unaudited) - (Continued)

June 30, 2022

(LOC)

These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see “Investment Transactions” notes to Schedule of Investments). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1.	BNP Paribas
2.	FHLB Topeka
3.	US Bank, N. A.
4.	Royal Bank of Canada
5.	JPMorgan Chase Bank, N.A.
6.	Freddie Mac
7.	Wells Fargo Bank, N.A.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

CABS-Capital Appreciation Bonds

CONV-Convertible

I/O-Interest Only

L/D-Local Improvement District

P/O-Principal Only

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Notes to Schedule of Investments

June 30, 2022 (unaudited)

Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $64,872,347 and such bonds have a value of $19,236,049 or 1.13% of net assets, as of June 30, 2022. These securities have been identified in the accompanying Schedule of Investments.

The Fund has entered into forbearance agreements with one district under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time. Face amount of the bonds for which the Fund has entered into forbearance agreements total $27,375,000 and have a value of $14,508,750 or 0.85% of net assets, as of June 30, 2022. These securities have been identified in the Schedule of Investments.

Investment Valuation and Risk

Securities for which there is no last sales price are valued by an independent pricing service based on evaluated prices which considers such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are fair valued by management.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in not rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

Accounting Standards Codification (“ASC”) 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of June 30, 2022:

Valuation Inputs Summary

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/ Notes/Bonds	Total Securities June 30, 2022
Level 1 Securities	$—	$—	$—	$—	$—	$—
Level 2 Securities	1,000,069,119	104,863,748	90,676,168	76,184,531	3,724,220	1,275,517,786
Level 3 Securities	7,616,650	1,858,785	5,321,000	2,988,000	88,199	17,872,634

Totals	$1,007,685,769	$106,722,533	$95,997,168	$79,172,531	$3,812,419	$1,293,390,420

From September 30, 2021 to June 30, 2022 there were no Level 1 Securities.

Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $90,436,317 (97.5% of the June 30, 2022 balance of $92,740,878). Approximately $212,094,400 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $85,513,677 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

Investment Transactions

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On June 30, 2022 the interest rates paid on these obligations ranged from 0.88% to 1.12%.

Income Tax Information

At June 30, 2022 the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

Cost of investments	$1,412,471,134

Gross unrealized appreciation	$11,533,589
Gross unrealized (depreciation)	(130,614,303)

Net unrealized appreciation (depreciation) of investments	$(119,080,714)

Litigation

The Fund is periodically involved in various legal proceedings. As of June 30, 2022, the Fund has a litigation payable of $139,514 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s most recent semi-annual report for the period ended March 31, 2022 that was filed with the Securities and Exchange Commission (“SEC”) on June 8, 2022. The Bonds were issued in 2008 pursuant to a trust indenture between the District, as issuer and UMB Bank, N.A. (“UMB”), as trustee (the “Trust Indenture”). The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of June 30, 2022 is set forth in the Schedule of Investments.

On June 4, 2021 Century at Landmark, LLC (“Century”), which owns one of two parcels of taxable property within the District, filed a Complaint for Declaratory and Injunctive Relief in Arapahoe County District Court (the “Court”) against the Fund, UMB, and the District, Case No. 2021CV30989 (the “Century Claim”) asserting declaratory judgment causes of action seeking declarations that (1) the Century property cannot be taxed by the District for the Bonds because the District tax has been deemed an unconstitutional “special assessment,” (2) the Century property cannot be taxed for the Bonds even if the District’s tax is deemed a tax and not a special assessment, (3) the Fund lacks a legally enforceable contract right to compel the District to impose a mill levy on the District’s property on the grounds that the Trust Indenture and related documents would violate the Colorado Uniform Taxation Clause and the Due Process Clause of the United States Constitution, and (4) the Bonds are not legally enforceable debt obligations as they materially deviated from the Service Plan under Title 32, the Trust Indenture has become impossible to perform and its essential purpose has become frustrated, and because the Trust Indenture was the subject of fraud. On September 24, 2021 the Court dismissed this action without prejudice for lack of subject matter jurisdiction because the claims were not ripe.

Separately, on or about August 23, 2021, the City of Greenwood Village, Colorado (the “City”) filed a Petition for Exclusion with the Court to exclude the other parcel of taxable property within the District – the Landmark Towers property that was the subject of Landmark Towers Ass’n v. UMB Bank, et al. (District Court, Arapahoe County Case No. 2011CV1076) (described in the Fund’s 2020 shareholder report (and earlier reports of the Fund)). In response to the City’s filing, the Court issued an Order of Exclusion dated January 3, 2022 that, pursuant to Section 32-1-502 of the Colorado Revied Statutes (“C.R.S.”), excluded the Landmark Towers property (such property as more fully and specifically described therein, the “Landmark Towers”) without an election under Section 32-1-502(7)(a) of the C.R.S. (collectively, the “Exclusion Order”). In the proceedings leading up to the Exclusion Order, Century filed a “Motion for Findings Prior to Exclusion” with the Court, in which Century argued that it did not oppose the exclusion of the Landmark Towers from the District “so long as the exclusion process resolves the District’s outstanding debt, as required by law, and finds that no property owner in the District, including Century, has responsibility for the District’s debt.” The District’s outstanding debt consists of the Bonds. On November 22, 2021, the Court denied this Motion by Century on the grounds that the Colorado exclusion statutes do not provide any basis for the relief requested by Century. After Century renewed this Motion at an evidentiary hearing on December 27, 2021, in an Order dated December 27, 2021 (the “December 2021 Order”), the Court held that it “declines to enter prospective orders regarding Century’s request for the renewal of its Motion for Findings Prior to Exclusion.” Further, in the December 2021 Order, the Court held that “[t]hese proceedings are governed under C.R.S. section 32-1-502,” which “does not require an order in the form of relief requested by Century.”

On May 13, 2022, Marin Metropolitan District filed a complaint in Arapahoe County District Court against Colorado BondShares asking the Court to order that BondShares, as the bondholder be enjoined from compelling the District to impose a mill levy on the Century property. BondShares believes the action is without merit. No hearing date has been set. The Fund intends to continue to vigorously defend its position with respect to this matter. It is impossible to determine the direction, cost, duration or ultimate outcome of these matters.